TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information

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Transamerica Multi-Manager Alternative Strategies VP

(the “Portfolio”)

The following replaces the corresponding information in the Prospectus and Summary Prospectus for the Portfolio under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Goldman Sachs Asset Management, L.P.

Portfolio Managers:
Christopher Lvoff, CFA	Portfolio Manager	since 2017
Neill Nuttall	Portfolio Manager	since 2019

The following replaces the information in the Prospectus for Transamerica Multi-Manager Alternative Strategies VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Christopher Lvoff, CFA	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2017; Managing Director, Senior Portfolio Manager, Global Portfolio Solution Group; employed with Goldman Sachs Asset Management, L.P. since 2007

Neill Nuttall	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2019; Managing Director and Co-Chief Investment Officer of the Global Portfolio Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014

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The following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Goldman Sachs Asset Management, L.P. (“GSAM”)”:

Transamerica Multi-Manager Alternative Strategies VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Christopher Lvoff, CFA	22	$7.7 billion	7	$1.7 billion	2	$651.3 million
Neill Nuttall*	9	$5.34	19	$6.2 billion	67	$89,324.0 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Christopher Lvoff, CFA	0	$0	0	$0	0	$0
Neill Nuttall*	0	$0	0	$0	2	$3.9 billion

*	As of December 31, 2018

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Investors Should Retain this Supplement for Future Reference

March 6, 2019